Leases - Schedule of Changes in Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Right-of-use assets
Right-of-use assets, beginning balance	$ 215.2
Right-of-use assets, ending balance	291.8	$ 215.2
Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	186.2
Right-of-use assets, ending balance	225.6	186.2
Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	21.5
Right-of-use assets, ending balance	24.3	21.5
Other
Right-of-use assets
Right-of-use assets, beginning balance	7.5
Right-of-use assets, ending balance	41.9	7.5
Cost
Right-of-use assets
Right-of-use assets, beginning balance	350.4	308.4
Additions	130.6	49.8
Additions from business combinations (note 5)	3.3
Lease modifications	2.4	(0.7)
Derecognition on termination	(2.8)
Impact of foreign currency translation	16.1	(7.1)
Right-of-use assets, ending balance	500.0	350.4
Cost | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	296.3	253.3
Additions	82.8	49.4
Additions from business combinations (note 5)	1.5
Lease modifications	2.4	0.5
Derecognition on termination	(1.8)
Impact of foreign currency translation	15.5	(6.9)
Right-of-use assets, ending balance	396.7	296.3
Cost | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	36.7	36.7
Additions	8.2	0.0
Additions from business combinations (note 5)	0.0
Lease modifications	0.0	0.0
Derecognition on termination	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	44.9	36.7
Cost | Other
Right-of-use assets
Right-of-use assets, beginning balance	17.4	18.4
Additions	39.6	0.4
Additions from business combinations (note 5)	1.8
Lease modifications	0.0	(1.2)
Derecognition on termination	(1.0)
Impact of foreign currency translation	0.6	(0.2)
Right-of-use assets, ending balance	58.4	17.4
Accumulated depreciation
Right-of-use assets
Right-of-use assets, beginning balance	(135.2)	(74.7)
Depreciation	68.1	56.6
Derecognition on termination	(2.2)
Impairment losses	0.8	6.1
Impact of foreign currency translation	6.3	(2.2)
Right-of-use assets, ending balance	(208.2)	(135.2)
Accumulated depreciation | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	(110.1)	(58.8)
Depreciation	55.5	47.3
Derecognition on termination	(1.2)
Impairment losses	0.8	6.1
Impact of foreign currency translation	5.9	(2.1)
Right-of-use assets, ending balance	(171.1)	(110.1)
Accumulated depreciation | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	(15.2)	(9.9)
Depreciation	5.4	5.3
Derecognition on termination	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	(20.6)	(15.2)
Accumulated depreciation | Other
Right-of-use assets
Right-of-use assets, beginning balance	(9.9)	(6.0)
Depreciation	7.2	4.0
Derecognition on termination	(1.0)
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.4	(0.1)
Right-of-use assets, ending balance	$ (16.5)	$ (9.9)